Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	R$ 2,176,416	R$ 1,512,604	R$ 4,495,645	R$ 2,446,990
Denominated in R$
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	2,128,425	1,388,616
Denominated in US$
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	47,991	123,959
Denominated in other foreign currencies
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	R$ 0	R$ 29